UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc. (d/b/a JennisonDryden Sector Funds)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2009

Date of reporting period:	8/31/2009

Item 1.	Schedule of Investments

Dryden Financial Services Fund

Schedule of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 90.3%
COMMON STOCKS 87.6%
Capital Markets 10.3%
183,700	Ameriprise Financial, Inc.	$5,516,511
27,600	Goldman Sachs Group, Inc. (The)	4,566,696
246,425	UBS AG (Switzerland)	4,536,543

		14,619,750

Commercial Banks 48.8%
69,200	Banco Latinoamericano de Comercio Exterior SA (Panama)	983,332
1,244,600	Bangkok Bank PCL (Thailand)	4,043,761
150,900	Bank of Nova Scotia (Canada)	6,321,328
46,547	BNP Paribas (France)	3,753,194
160,700	Comerica, Inc.	4,285,869
4,645,600	Dah Sing Banking Group Ltd. (Hong Kong)	5,334,638
726,800	DnB NOR ASA (Norway)	7,461,873
10,399	Gronlandsbanken (Denmark)	802,089
302,060	Itau Unibanco Holding SA (Brazil), ADR	5,059,505
298,931	Nordea Bank AB (Sweden)	3,135,454
705,100	Popular, Inc.(a)	1,515,965
166,563	Republic First Bancorp, Inc.(a)	1,029,359
4,946	Ringkjoebing Landbobank A/S (Denmark)	600,751
51,433	Societe Generale (France)	4,157,338
191,040	Sparebanken Rogaland (Norway)	1,152,326
236,578	Standard Chartered PLC (United Kingdom)	5,339,921
141,023	Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,706,179
93,000	Toronto-Dominion Bank (The) (Canada)	5,749,477
32,500	Webster Financial Corp.	424,775
165,000	Wells Fargo & Co.(b)	4,540,800

		69,397,934

Consumer Finance 3.1%
324,900	Discover Financial Services	4,467,375

Diversified Financial Services 10.0%
335,500	Bank of America Corp.	5,901,445
51,599	Deutsche Boerse AG (Germany)	3,925,074
203,600	NASDAQ OMX Group, Inc. (The)(a)	4,469,020

		14,295,539

Insurance 13.0%
92,800	ACE Ltd.	4,842,304
237,500	Hartford Financial Services Group, Inc.	5,633,500
133,258	Hilltop Holdings, Inc.(a)	1,636,408
58,200	Platinum Underwriters Holdings Ltd.	2,109,750
7,600	Transatlantic Holdings, Inc.	371,336
171,600	Unum Group(b)	3,866,148

		18,459,446

IT Services 0.1%
24,200	Companhia Brasileira de Meios de Pagamento (Brazil)	205,829

Thrifts & Mortgage Finance 2.3%
365,757	Beneficial Mutual Bancorp, Inc.(a)	3,251,580

	Total common stocks (cost $85,423,633)	124,697,453

PREFERRED STOCK 2.7%
Commercial Banks
698,805	Banco do Estado do Rio Grande do Sul SA (Brazil) (Class B Stock) (cost $1,666,391)	3,804,181

	Total long-term investments (cost $87,090,024)	128,501,634

SHORT-TERM INVESTMENT 15.7%
Affiliated Money Market Mutual Fund
22,292,223	Dryden Core Investment Fund - Taxable Money Market Series (cost $22,292,223; includes $8,651,982 of cash collateral received for securities on loan)(c)(d)	22,292,223

	Total Investments(e) 106.0% (cost $109,382,247)(f)	150,793,857
	Liabilities in excess of other assets (6.0%)	(8,544,019)

	Net Assets 100.0%	$142,249,838

The following abbreviation is used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $8,322,879; cash collateral of $8,651,982 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of August 31, 2009, eleven securities representing $38,570,742 and 27.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$109,714,496	$42,067,903	$(988,542)	$41,079,361

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$86,126,711	$38,570,742	$—
Preferred Stock	3,804,181	—	—
Affiliated Money Market Mutual Fund	22,292,223	—	—

	112,223,115	38,570,742	—
Other Financial Instruments*	—	—	—

Total	$112,223,115	$38,570,742	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of November 30, 2008 and August 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS 90.7%
Biotechnology 54.0%
516,056	Acorda Therapeutics, Inc.(a)(b)	$11,673,187
453,100	Alexion Pharmaceuticals, Inc.(a)(b)	20,452,934
2,412,100	Allos Therapeutics, Inc.(a)(b)	17,728,935
577,400	AMAG Pharmaceuticals, Inc.(a)(b)	23,696,496
225,300	Amgen, Inc.(a)	13,459,422
2,407,700	Anadys Pharmaceuticals, Inc.(a)	5,561,787
2,517,600	Ariad Pharmaceuticals, Inc.(a)(b)	5,513,544
1,002,200	BioMarin Pharmaceutical, Inc.(a)(b)	16,506,234
326,600	Celgene Corp.(a)(b)	17,038,722
197,000	Cephalon, Inc.(a)(b)	11,215,210
655,000	Cytori Therapeutics, Inc.(a)(b)	1,984,650
327,500	Gilead Sciences, Inc.(a)(b)	14,757,150
394,300	Human Genome Sciences, Inc.(a)(b)	7,799,254
2,266,800	Incyte Corp. Ltd.(a)(b)	14,938,212
2,000,000	Ironwood Pharmaceutical (Microbia), Private Placement, Series E (original cost $7,640,000; purchased 2/21/06)(a)(c)(d)	26,091,760
160,000	Ironwood Pharmaceutical (Microbia), Private Placement, Series F (original cost $1,000,000; purchased 2/1/07)(a)(c)(d)	2,087,341
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/06)(a)(c)(d)	5,327,382
801,700	Orexigen Therapeutics, Inc.(a)(b)	6,349,464
321,000	Pharmasset, Inc.(a)	5,925,660
355,300	Regeneron Pharmaceuticals, Inc.(a)(b)	8,075,969
246,600	Targacept, Inc.(a)	3,674,340
103,300	United Therapeutics Corp.(a)(b)	9,452,983
589,800	Vertex Pharmaceuticals, Inc.(a)(b)	22,064,418

		271,375,054

Healthcare Equipment & Supplies 7.3%
61,100	Alcon, Inc.	7,910,617
247,200	Baxter International, Inc.	14,070,625
80,500	Beckman Coulter, Inc.	5,451,460
1,145,493	EnteroMedics, Inc., Private Placement (original cost $1,317,317; purchased 2/20/09)(a)(c)(d)	3,688,487
1,748,956	EnteroMedics, Inc.(a)(b)	5,631,638
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	97,677

		36,850,504

Healthcare Providers & Services 5.0%
56,600	Air Methods Corp.(a)	1,931,758
166,540	AMERIGROUP Corp.(a)	3,938,671
95,900	CardioNet, Inc.(a)(b)	690,480
128,000	Emdeon, Inc. (Class A Stock)(a)	2,232,320
42,000	Express Scripts, Inc.(a)	3,033,240
241,100	Medco Health Solutions, Inc.(a)	13,313,542

		25,140,011

Healthcare Technology
9,300	Medidata Solutions, Inc.(a)	147,498

Life Sciences Tools & Services 1.5%
56,100	Life Technologies Corp.(a)(b)	2,498,133
415,600	WuXi PharmaTech Cayman, Inc. (China), ADR(a)	4,879,144

		7,377,277

Pharmaceuticals 22.9%
626,395	Ardea Biosciences, Inc.(a)(b)	11,112,247
1,317,200	ARYx Therapeutics, Inc.(a)(b)	4,531,168
306,100	Auxilium Pharmaceuticals, Inc.(a)(b)	8,812,619
204,400	Cumberland Pharmaceuticals, Inc.(a)	3,421,656
1,312,100	Impax Laboratories, Inc.(a)	9,958,839
1,456,200	Inspire Pharmaceuticals, Inc.(a)	8,693,514
771,400	MAP Pharmaceuticals, Inc.(a)(b)	6,819,176
1,032,700	Mylan, Inc.(a)(b)	15,149,709
194,400	Roche Holding AG (Switzerland), ADR	7,744,896
379,700	Shire PLC (United Kingdom), ADR	18,817,932
144,800	Teva Pharmaceutical Industries Ltd. (Israel), ADR	7,457,200
684,500	XenoPort, Inc.(a)(b)	12,478,435

		114,997,391

	Total common stocks (cost $332,608,293)	455,887,735

Principal Amount (000)
CONVERTIBLE BOND 0.1%
Biotechnology 0.1%
$418	Cephalon, Inc., 2.500%, 5/01/14, (cost $418,000)	433,153

Shares
PREFERRED STOCKS 4.9%
Biotechnology 0.9%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/06)(a)(c)(d)	4,637,832

Healthcare Equipment & Supplies 0.7%
77,000	superDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/08)(a)(c)(d)	1,944,651
63,000	superDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/08)(a)(c)(d)	1,591,078

		3,535,729

Pharmaceuticals 3.3%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/08)(a)(c)(d)	4,488,088
12,330	Mylan, Inc.	11,959,483

		16,447,571

	Total preferred stocks (cost $18,957,108)	24,621,132

Units
WARRANTS(a)(g) 1.3%
Biotechnology 0.4%
679,000	Anadys Pharmaceuticals, Inc., expiring 6/09/14, Private Placement (original cost $0; purchased 6/4/09)(c)(d)	721,044
4,365,000	ConjuChem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement (original cost $382,727; purchased 11/22/06)(c)(d)	—
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/07)(c)(d)	61,184
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/08)(c)(d)	70,757
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (original cost $0; purchased 11/8/04)(c)(d)	55
2,850,000	Titan Pharmaceuticals, Inc., expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(c)(d)	1,504,033

		2,357,073

Healthcare Equipment & Supplies 0.6%
1,360,825	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/09)(c)(d)	2,876,142
600,000	Lombard Medical Technologies (United Kingdom), Warrant A, expiring 6/15/10, Private Placement (original cost, $0; purchased 7/10/07)(c)(d)	—
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 6/15/12, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—

		2,876,142

Pharmaceuticals 0.3%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/06)(c)(d)	1,333
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(c)(d)	811,702
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(c)(d)	688,892

		1,501,927

	Total warrants (cost $641,150)	6,735,142

	Total long-term investments (cost $352,624,551)	487,677,162

Shares
SHORT-TERM INVESTMENT 30.3%
Affiliated Money Market Mutual Fund
152,603,906	Dryden Core Investment Fund - Taxable Money Market Series (cost $152,603,906; includes $141,338,670 of cash collateral received for securities on loan)(e)(f)	152,603,906

	Total Investments(h) 127.3% (cost $505,228,457)(i)	640,281,068

	Liabilities in excess of other assets (27.3%)	(137,396,795)

	Net Assets 100.0%	$502,884,273

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $134,800,547; cash collateral of $141,338,670 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $26,824,971. The aggregate value of $56,591,761 is approximately 11.3% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2009.
(h)	As of August 31, 2009, 19 securities representing $52,903,274 and 10.5 % of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2009 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$506,588,544	$145,079,070	$(11,386,546)	$133,692,524

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$422,381,252	$—	$33,506,483
Convertible Bond	—	433,153	—
Preferred Stocks	11,959,483	—	12,661,649
Warrants	—	—	6,735,142
Affiliated Money Market Mutual Fund	152,603,906	—	—

	$586,944,641	$433,153	$52,903,274
Other Financial Instruments*	—	—	—

Total	$586,944,641	$433,153	$52,903,274

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/08	$48,994,396	$11,274,200	$528,254
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	2,687,872	1,387,449	6,025,001
Net purchases (sales)	—	—	181,887
Transfers in and/or out of Level 3	(18,175,785)	—

Balance as of 8/31/09	$33,506,483	$12,661,649	$6,735,142

Jennison Utility Fund

Schedule of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 93.3%
Commercial Services & Supplies 1.1%
3,039,500	EnergySolutions, Inc.	$26,990,760

Construction & Engineering 1.0%
1,578,900	Chicago Bridge & Iron Co., NV(b)	24,851,886

Diversified Telecommunication Services 5.9%
3,823,800	Alaska Communications Systems Group, Inc.	30,475,686
3,669,527	Chungwa Telecom Co. Ltd., ADR (Taiwan)(b)	62,748,918
1,667,700	Consolidated Communications Holdings, Inc.	23,514,570
1,871,700	Koninklijke KPN NV (Netherlands)	28,808,432
1,706,000	Maxcom Telecomunicacione SAB De CV, ADR (Mexico)(a)	5,561,560

		151,109,166

Electric Utilities 25.0%
2,134,200	Allegheny Energy, Inc.(b)	56,364,222
1,426,600	American Electric Power Co., Inc.(b)	44,838,038
559,100	CEZ AS (Czech Republic)	29,258,198
1,880,250	Cia Energetica de Minas Gerais, ADR (Brazil)	27,470,453
2,026,200	Cleco Corp.	49,479,804
679,500	CPFL Energia SA (Brazil)	11,944,520
725,300	CPFL Energia SA 144A (Brazil) (original cost $11,395,643; purchased 5/19/09)(e)(f)	12,749,609
863,600	Edison International	28,852,876
956,229	Entergy Corp.	75,542,090
658,900	Exelon Corp.	32,958,178
1,335,789	Great Plains Energy, Inc.	23,403,023
3,649,936	Iberdrola SA (Spain)	33,889,327
2,957,600	NV Energy, Inc.	35,668,656
1,439,600	Pepco Holdings, Inc.	20,629,468
1,264,400	Portland General Electric Co.	24,681,088
1,309,800	PPL Corp.(b)	38,508,120
983,000	Progress Energy, Inc.(b)	38,857,990
1,667,500	Southern Co. (The)	52,026,000

		637,121,660

Electrical Equipment 0.6%
117,000	First Solar, Inc.(a)(b)	14,224,860

Electronic Equipment & Instruments 0.2%
110,700	Itron, Inc.(a)(b)	6,065,253

Gas Utilities 7.0%
1,601,712	Enagas (Spain)	31,660,740
826,960	Energen Corp.	34,724,050
1,012,300	EQT Corp.(b)	40,157,941
1,496,400	ONEOK, Inc.	50,698,032
633,700	Questar Corp.	21,393,712

		178,634,475

Independent Power Producers & Energy Traders 11.7%
3,614,200	AES Corp. (The)(a)(b)	49,406,114
2,392,735	Constellation Energy Group, Inc.	75,730,063
2,300,000	MPX Energia SA (Brazil), 144A (original cost $65,214,608, purchased 12/13/07)(e)(f)	20,990,078
4,376,200	NRG Energy, Inc.(a)(b)	117,500,970
1,731,100	TransAlta Corp. (Canada)	33,712,767

		297,339,992

Media 1.5%
1,033,478	Time Warner Cable, Inc.	38,156,008

Multi-Utilities 16.7%
3,268,400	Centerpoint Energy, Inc.	40,528,160
10,362,400	Centrica PLC (United Kingdom)	42,349,501
4,226,000	CMS Energy Corp.(b)	56,670,660
720,900	Dominion Resources, Inc.	23,847,372
4,189,300	NiSource, Inc.	55,340,653
1,267,600	PG&E Corp.(b)	51,451,884
1,363,100	Public Service Enterprise Group, Inc.	43,169,377
1,707,600	Sempra Energy	85,670,292
1,338,800	Xcel Energy, Inc.	26,441,300

		425,469,199

Oil, Gas & Consumable Fuels 8.6%
70,460	Alpha Natural Resources, Inc.(a)(b)	2,276,563
1,874,953	Copano Energy LLC	29,118,020
421,000	Copano Energy LLC – D Units, Private Placement (cost $11,051,250; purchased 3/14/08)(e)(f)	6,068,039
447,300	Crescent Point Energy Corp.	14,995,122
1,791,200	Energy Transfer Equity LP	48,165,367
3,749,970	OPTI Canada, Inc. (Canada)(a)	5,788,947
921,800	Petrohawk Energy Corp.(a)	19,846,354
1,354,849	Regency Energy Partners LP(b)	22,056,942
2,345,594	Trident Resources Corp. (Canada), Private Placement (cost $34,626,921; purchased 12/4/03-3/9/06)(a)(e)(f)(i)	—
1,369,000	Williams Cos., Inc. (The)	22,506,360
1,060,019	Williams Partners LP(b)	21,041,377
693,000	XTO Energy, Inc.	26,749,800

		218,612,891

Real Estate Investment Trust (REIT) 0.8%
480,200	Digital Realty Trust, Inc.(b)	20,927,116

Road & Rail 1.0%
421,000	Union Pacific Corp.	25,180,010

Transportation Infrastructure 1.3%
750,500	Aegean Marine Petroleum Network, Inc.	15,445,290
736,500	Atlantia SpA (Italy)	16,439,898

		31,885,188

Water Utilities 0.8%
1,012,100		American Water Works Co., Inc.	20,343,210

Wireless Telecommunication Services 10.1%
1,581,600		American Tower Corp. (Class A Stock)(a)	50,057,640
1,726,900		Centennial Communications Corp.(a)(b)	13,072,633
2,191,501		Crown Castle International Corp.(a)(b)	58,863,717
1,202,948		Leap Wireless International, Inc.(a)(b)	19,836,613
4,016,920		MetroPCS Communications, Inc.(a)(b)	31,974,683
2,484,000		NII Holdings, Inc.(a)	58,895,640
1,101,748		Vivo Participacoes S.A., ADR (Brazil)(b)	25,075,784

			257,776,710

		Total common stocks (cost $2,467,639,799)	2,374,688,384

Principal Amount (000)
CONVERTIBLE BOND 1.7%
Wireless Telecommunication Services
51,166		NII Holdings, Inc., 3.125%, expiring 6/15/12 (cost $29,938,930)	43,363,185

CORPORATE BOND
Oil, Gas & Consumable Fuels
CAD	10,886	Trident Resources Corp., (Canada) Sub. Unsec’d Note, Private Placement, PIK, due 8/12/12 (cost $10,220,777; purchased 8/20/07-8/31/09)(a)(e)(f)(i)	—

Shares
PREFERRED STOCKS 2.4%
Electric Utilities 2.4%
30,435		China Hydroelectric Corp., 144A, Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	31,447,755
16,000		China Hydroelectric Corp., Series B, Private Placement (original cost $16,000,000; purchased 7/24/08)(a)(e)(f)	16,532,416
226,100		Great Plains Energy, Inc.	13,792,100

			61,772,271

Oil, Gas & Consumable Fuels
160,000		Trident Resources Corp. (Canada), Series B, Private Placement, (original cost $10,000,000; purchased 7/7/06)(a)(e)(f)(i)	—

		Total preferred stocks (cost $67,305,000)	61,772,271

Units
WARRANTS
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc. expiring 04/20/12, Private Placement (cost $0; purchased 4/23/07)(a)(e)(f)	324,933
879,216	Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15 (cost $0; purchased 8/20/07)(a)(e)(f)(i)	—

		324,933

	Total warrants(h) (cost $0)	324,933

	Total long-term investments (cost $2,575,104,506)	2,480,148,773

Shares
SHORT-TERM INVESTMENT 15.3%
Affiliated Money Market Mutual Fund
389,527,108	Dryden Core Investment Fund - Taxable Money Market Series (cost $389,527,108; includes $326,708,981 of cash collateral received for securities on loan)(c)(g)	389,527,108

	Total Investments(d) 112.7% (cost $2,964,631,614)(j)	2,869,675,881

	Liabilities in excess of other assets (12.7%)	(323,155,911)

	Net Assets 100.0%	$2,546,519,970

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars

PIK – Payment In Kind

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $308,402,274; cash collateral of $326,708,981 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of August 31, 2009, 14 securities representing $236,779,239 and 9.3% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(e)	Indicates security is restricted to resale. The aggregate cost of such securities is $188,509,199. The aggregate market value of $88,112,830 is approximately 3.5% of net assets.
(f)	Indicates a security that has been deemed illiquid.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2009.
(i)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,966,399,783	$372,265,588	$(468,989,490)	$(96,723,902)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,186,214,249	$182,406,096	$6,068,039
Convertible Bond	—	43,363,185	—
Corporate Bond	—	—	—	(a)
Preferred Stocks	13,792,100	—	47,980,171
Warrants	—	—	324,933
Affiliated Money Market Mutual Fund	389,527,108	—	—

	2,589,533,457	225,769,281	54,373,143
Other Financial Instruments*	—	—	—

Total	$2,589,533,457	$225,769,281	$54,373,143

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond		Preferred Stocks	Warrants
Balance as of 11/30/08	$22,999,965	$3,842,134		$48,435,000	$111,841
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)	(16,931,926)	(4,321,504)		(454,829)	213,092
Earned amortization/accretion	—	65		—	—
Net purchases (sales)	—	479,305		—	—
Transfers in and/or out of Level 3	—	—		—	—

Balance as of 8/31/09	$6,068,039	$—	(a)	$47,980,171	$324,933

(a)	As of August 31, 2009, the Fund held one corporate bond in the portfolio, which is fair valued at zero.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2009 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date October 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 22, 2009

*	Print the name and title of each signing officer under his or her signature.